INCOME TAXES (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Unused tax losses [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 18,000	$ 16,000
Canadian exploration and development expenditures [Member]
Statement [Line Items]
Deferred tax assets	34,200	32,900
Cumulative eligible capital and undepreciated capital cost [Member]
Statement [Line Items]
Deferred tax assets	$ 1,240	$ 1,280